Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit (loss) for the year	[1],[2]	$ 3,468	$ 172	$ (6,400)
Items that may be reclassified subsequently to profit or loss
Currency translation differences	[1]	1,986	254	(4,119)
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets	[1]	(120)	30	23
Available-for-sale investments	[1]	14	1	1
Cash flow hedges marked to market	[1]	197	(639)	(178)
Cash flow hedges reclassified to the income statement	[1]	116	196	249
Cash flow hedges reclassified to the balance sheet	[1]	112	81	22
Share of items relating to equity-accounted entities, net of tax	[1]	564	833	(814)
Income tax relating to items that may be reclassified	[1]	(196)	13	257
Total items that may be reclassified subsequently to profit or loss	[1]	2,673	769	(4,559)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	[1]	3,646	(2,496)	4,139
Share of items relating to equity-accounted entities, net of tax	[1]	0	0	(1)
Income tax relating to items that will not be reclassified	[1]	(1,303)	739	(1,397)
Total items that will not be reclassified to profit or loss	[1]	2,343	(1,757)	2,741
Other comprehensive income	[1],[2]	5,016	(988)	(1,818)
Total comprehensive income	[1],[2]	8,484	(816)	(8,218)
Attributable to
BP shareholders	[1]	8,353	(846)	(8,259)
Non-controlling interests	[1]	$ 131	$ 30	$ 41

[1]	See Note 30 for further information.
[2]	See Note 30 for further information.